Income Taxes - Components of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total (loss)/income before income taxes and noncontrolling interest	$ (16,980)	$ 5,274	$ 211
Argentina
Total (loss)/income before income taxes and noncontrolling interest	(1,661)	(11,669)	(10,524)
Paraguay
Total (loss)/income before income taxes and noncontrolling interest	3,971	1,719	(13,168)
Uruguay
Total (loss)/income before income taxes and noncontrolling interest	33,076	40,843	35,932
Panama
Total (loss)/income before income taxes and noncontrolling interest	(18,731)	(18,707)	(12,719)
Marshall Islands
Total (loss)/income before income taxes and noncontrolling interest	(33,424)	(6,312)	687
Others
Total (loss)/income before income taxes and noncontrolling interest	$ (211)	$ (600)	$ 3